Convertible Debentures (Tables)	3 Months Ended
Mar. 31, 2023
Convertible Debenture [Abstract]
Schedule of estimated fair value of working capital loan
March 31, 2023
Volatility	39.5%
Risk-free rate	3.72%
Contractual term (years)	3.85